Note 37 - Information on Subsidiaries - Carrying Amounts of Assets and Liabilities to which Restrictions Apply (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Total assets [Member]
Carrying Amounts of Assets and Liabilities to which Restrictions Apply [line items]
Interest-earning deposits with banks	€ 164,136	€ 180,942
Financial assets at fair value through profit or loss	482,545	491,233
Financial assets at fair value through other comprehensive income	31,675	28,979
Loans at amortized cost	491,175	472,069
Other	174,686	151,482
Total	1,344,217	1,324,705
Restricted assets [Member]
Carrying Amounts of Assets and Liabilities to which Restrictions Apply [line items]
Interest-earning deposits with banks	108	196
Financial assets at fair value through profit or loss	40,346	55,325
Financial assets at fair value through other comprehensive income	2,771	6,648
Loans at amortized cost	73,500	79,764
Other	3,592	3,233
Total	€ 120,317	€ 145,166